Commitments and Contigencies	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 18: Commitments and Contingencies

Purchase Commitment — In the normal course of business, the Company enters into various purchase commitments for goods and services. As of September 30, 2020, the non-cancelable future cash purchase commitment for services related to the provisioning of the Company’s hosted software solutions was $90,650 through May 2023. The Company expects to fully consume its contractual commitment in the ordinary course of operations.

Operating Leases — The Company leases certain facilities, cars, and equipment under operating leases having initial or remaining non‑cancelable terms in excess of one year. See Note 8 for further detail.

Litigation — From time to time, the Company is involved in certain legal actions arising in the ordinary course of business. In management’s opinion, based upon the advice of counsel, the outcome of such actions is not expected to have a material adverse effect on the Company’s future financial position or results of operations.

Note 17: Commitments and Contingencies

Purchase Commitment—In the normal course of business, the Company enters into various purchase commitments for goods and services. As of December 31, 2018, the non‑cancellable future cash purchase commitment for services related to the provisioning of our software solutions was $15,377 through June 2020. As of December 31, 2019, such commitment was fully consumed.

Operating Leases—The Company leases certain facilities, cars, and equipment under operating leases having initial or remaining non‑cancellable terms in excess of one year.

The future minimum lease payments for the years following December 31, 2019 are as follows:

2020	$15,886
2021	13,186
2022	10,385
2023	6,572
2024	3,216
Thereafter	2,771
$52,016

Rent expense is recorded on straight‑line basis over the life of the lease. During the years ended December 31, 2018 and 2019, total rent expense was $16,726 and $17,036, respectively.

Litigation—From time to time, the Company is involved in certain legal actions arising in the ordinary course of business. In management’s opinion, based upon the advice of counsel, the outcome of such actions is not expected to have a material adverse effect on the Company’s future financial position or results of operations.